Shareholder Report, Average Annual Return (Details)		6 Months Ended		12 Months Ended	15 Months Ended	26 Months Ended	34 Months Ended
		Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024 [5]	Dec. 31, 2024 [3]
Capital Group Core Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Capital Group Core Bond ETF
Average Annual Return, Percent	[1]			1.58%	6.47%
Capital Group Core Plus Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Capital Group Core Plus Income ETF
Average Annual Return, Percent	[1]			3.01%			(0.04%)
Capital Group International Bond ETF (USD-Hedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Capital Group International Bond ETF (USD-Hedged)
Average Annual Return, Percent	[1],[4]	2.79%
Capital Group Municipal Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Capital Group Municipal Income ETF
Average Annual Return, Percent	[1]			2.80%		6.68%
Capital Group Municipal High-Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Capital Group Municipal High-Income ETF
Average Annual Return, Percent	[1],[4]	2.76%
Capital Group Short Duration Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Capital Group Short Duration Income ETF
Average Annual Return, Percent	[1]			5.51%		5.69%
Capital Group Short Duration Municipal Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Capital Group Short Duration Municipal Income ETF
Average Annual Return, Percent	[1]			3.77%	7.93%
Capital Group Ultra Short Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Capital Group Ultra Short Income ETF
Average Annual Return, Percent	[1],[4]	3.14%
Capital Group U.S. Multi-Sector Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Capital Group U.S. Multi-Sector Income ETF
Average Annual Return, Percent	[1]			7.29%		10.29%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Average Annual Return, Percent	[6]	1.26%	[4]	1.05%	6.64%	5.66%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[6]	1.22%	[4],[7]	1.25%	6.26%	4.76%	(1.21%)
Bloomberg Global Aggregate ex-USD (USD Hedged) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate ex-USD (USD Hedged) Index
Average Annual Return, Percent	[4],[6]	3.95%
85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				85%/15% Bloomberg 1-15 Year Blend (1-17 Year) Municipal Bond Index/Bloomberg 1-15 Year Blend (1-17 Year) High Yield Municipal Bond Index
Average Annual Return, Percent	[6]			1.55%		5.06%
70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				70%/20%/10% Bloomberg Muni HY Index/Bloomberg Muni BBB Index/Bloomberg Muni Bond Index
Average Annual Return, Percent	[4],[6]	1.86%
Bloomberg U.S. Government/Credit (1-3 years) Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Government/Credit (1-3 years) Index
Average Annual Return, Percent	[6]			4.36%		4.60%
Bloomberg Municipal Short 1-5 Years Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Short 1-5 Years Index
Average Annual Return, Percent	[6]			2.07%	4.29%
ICE BofA 3 Month U.S. Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				ICE BofA 3 Month U.S. Treasury Bill Index
Average Annual Return, Percent	[4],[7]	2.62%
Bloomberg Custom Multi Sector Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Bloomberg Custom Multi-Sector Composite Index
Average Annual Return, Percent	[6]			6.93%		9.23%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	The fund began investment operations on September 26, 2023.
[3]	The fund began investment operations on February 22, 2022.
[4]	The fund began investment operations on June 25, 2024.
[5]	The fund began investment operations on October 25, 2022.
[6]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
[7]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd. and ICE Data Indices, LLC.